Shareholder Fees - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO	Sep. 28, 2024 USD ($)
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none